Income Taxes - Schedule of Company's Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Expense Benefit Continuing Operations [Abstract]
Current	$ (2,839,034)	$ (42,665)	$ (11,290)
Deferred	(265,096)	11,227	5,685
Total income tax expense	$ (3,104,130)	$ (31,438)	$ (5,605)